UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21237
                                   -------------------------------------

                              Unified Series Trust
-----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 Unified Fund Services, Inc. 431 N. Pennsylvania Street Indianapolis, IN 46204
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

Terry Gallagher
-------------------------------------
Unified Fund Services, Inc.
-------------------------------------
431 N. Pennsylvania St.
-------------------------------------
Indianapolis, IN 46204
------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000
                                                   -------------

Date of fiscal year end:   8/31
                        -------------

Date of reporting period:  11/30/04
                         -----------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

STONERIDGE FUNDS
STONERIDGE BOND FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2004 - (UNAUDITED)


                                                                                   PRINCIPAL
                                                                                     AMOUNT                   VALUE
                                                                                -----------------         --------------
CORPORATE BONDS - 38.31%

AOL Time Warner, Inc., 6.875%, 5/1/2012                                                $ 250,000              $ 281,155
Apache Corp., 6.250%, 4/15/2012                                                          350,000                387,054
Archer Daniels Midland Co., 8.875%, 4/15/2011                                            300,000                370,727
AT&T Wireless Services, 8.125%, 5/1/2012                                                 350,000                419,612
Bear Stearns & Co., 5.700%, 11/15/2014                                                   350,000                366,996
Bellsouth Corp., 6.000%, 10/15/2011                                                      350,000                377,865
Capital One Bank, 5.750%, 9/15/2010                                                      271,000                285,332
Cendant Corp., 6.250%, 1/15/2008                                                         125,000                133,018
Cendant Corp., 7.125%, 3/15/2015                                                         170,000                192,387
Cit Group Inc., 4.125%, 11/03/2009                                                       275,000                272,461
Clear Channel Communications, 4.250%, 5/15/2009                                          350,000                345,155
Comcast Cable Communication Corp., 6.200%, 11/15/2008                                    403,000                433,609
Daimler Chrysler, 6.400%, 5/15/2006                                                      250,000                260,605
Diageo Capital PLC, 7.250%, 11/1/2009                                                    150,000                169,315
Duke Energy Corp., 3.750%, 3/5/2008                                                      350,000                348,425
General Electric Capital Corp., 3.500%, 5/1/2008                                         190,000                188,307
General Electric Capital Corp., 4.375%,11/21/2011                                        275,000                271,242
General Dynamics Corp., 2.125%, 5/15/2006                                                250,000                246,512
General Motors Acceptance Corp., 7.750%, 1/19/2010                                       525,000                563,152
General Motors Acceptance Corp., 5.125%, 5/9/2008                                        298,000                298,812
Honeywell International, 7.500%, 3/1/2010                                                 75,000                 86,517
J.P. Morgan Chase & Co., 5.750%, 1/2/2013                                                350,000                367,723
Lehman Brothers, Inc., 7.625%, 6/1/2006                                                  300,000                319,289
Lehman Brothers Holdings, Inc., 7.200%, 8/15/2009                                        200,000                224,764
Lehman Brothers Holdings, Inc., 7.875%, 11/1/2009                                         55,000                 63,480
Masco Corp., 6.750%, 3/15/2006                                                           250,000                261,494
Tele Communications, Inc., 7.250%, 8/1/2005                                              300,000                307,676
Tyco International Group, 6.375%, 10/15/2011                                             200,000                220,260
Verizon Global Funding Corp., 6.750%, 12/1/2005                                          350,000                362,792
Weyerhaeuser Co., 6.000%, 8/1/2006                                                       500,000                521,468
                                                                                                          --------------

TOTAL CORPORATE BONDS (COST $8,790,625)                                                                       8,947,204
                                                                                                          --------------



U.S. TREASURY & AGENCY OBLIGATIONS - 54.20%

FNMA, Pool#730056, 4.500%, 8/1/2018                                                      262,080                261,102
FNMA, Pool#736819, 5.000%, 9/1/2033                                                      276,228                273,326
FNMA, Pool#254448, 6.500%, 9/1/2032                                                      127,432                133,847
FNMA, Pool #580835, 7.000%, 5/1/2031                                                      31,541                 33,474
FNMA, Pool #253353, 7.500%, 7/1/2015                                                      77,801                 82,713
FNMA, Pool#582053, 6.000%, 5/1/2016                                                       53,651                 56,251
FNMA, Pool #505221, 7.000%, 8/1/2029                                                      10,513                 11,167
FNMA, Pool #528981, 7.500%, 1/1/2030                                                      17,769                 19,058
FNMA, Pool #534058, 6.500%, 3/1/2030                                                      31,788                 33,392
FNMA, Pool #563821, 7.000%, 1/1/2016                                                      65,199                 69,195
FNMA, Pool #617512, 6.000%, 1/1/2017                                                     262,385                275,101
FNMA, Pool #661132, 6.000%, 10/1/2032                                                    260,225                268,816
FNMA, Pool #664107, 5.500%, 10/01/2017                                                   316,165                326,668


STONERIDGE FUNDS
STONERIDGE BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
NOVEMBER 30, 2004 - (UNAUDITED)



                                                                                   PRINCIPAL
                                                                                     AMOUNT                   VALUE
                                                                                -----------------         --------------
U.S. TREASURY & AGENCY OBLIGATIONS - 54.20% - CONTINUED

FNMA, Pool #673880, 6.000%, 12/1/2032                                                  $ 152,022              $ 157,040
FNMA, Pool #254591, 5.500%, 1/1/2018                                                     345,580                357,061
FNMA, Pool #501301, 6.500%, 6/1/2029                                                      24,333                 25,589
FNMA, Pool #621256, 6.500%, 2/1/2032                                                     119,473                125,488
FNMA, Pool #635199, 6.500%, 8/1/2017                                                     208,882                221,554
GNMA, Pool #565890, 7.000%, 5/15/2032                                                     40,125                 42,697
GNMA, Pool #533978, 7.500%, 5/15/2032                                                     24,019                 25,844
GNMA, Pool #536872, 7.500%, 5/15/2031                                                     15,185                 16,340
GNMA, Pool #557370, 7.000%, 5/15/2031                                                      6,644                  7,071
GNMA, Pool #557440, 8.000%, 10/15/2030                                                    11,577                 12,593
GNMA, Pool #466174, 7.500%, 10/15/2029                                                    23,785                 25,601
GNMA, Pool #468376, 7.000%, 9/15/2029                                                     21,579                 22,981
GNMA, Pool #499267, 6.500%, 5/15/2029                                                    118,276                124,821
GNMA, Pool #512867, 6.500%, 6/15/2029                                                     52,316                 55,212
GNMA, Pool #552932, 6.000%, 12/15/2017                                                   118,200                124,500
GNMA, Pool #571238, 6.500%, 10/15/2016                                                    42,807                 45,655
GNMA, Pool #577463, 5.500%, 12/15/2017                                                   142,483                148,404
GNMA, Pool #589420, 6.000%, 6/15/2032                                                     75,957                 78,662
GNMA, Pool #595048, 6.000%, 10/15/2032                                                   265,212                274,657
U.S. Treasury Note, 4.375%, 8/15/2012                                                  2,300,000              2,332,973
U.S. Treasury Note, 1.625%, 4/30/2005                                                  2,701,000              2,694,142
U.S. Treasury Note, 7.000%, 7/15/2006                                                  2,008,000              2,137,972
U.S. Treasury Note, 3.250%, 8/15/2007                                                  1,289,000              1,290,964
U.S. Treasury Note, 6.000%, 8/15/2009                                                    426,000                468,867
                                                                                                          --------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (COST $12,653,788)                                                  12,660,798
                                                                                                          --------------

                                                                                     SHARES
                                                                                -----------------

MONEY MARKET SECURITIES - 6.63%

Huntington Money Market Fund - Investment Shares , 0.400% (a)                          1,549,683              1,549,683
                                                                                                          --------------

TOTAL MONEY MARKET SECURITIES (COST $1,549,683)                                                               1,549,683
                                                                                                          --------------

TOTAL INVESTMENTS - (COST $22,994,096) - 99.14%                                                            $ 23,157,685
                                                                                                          --------------

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.86%                                                                   200,293
                                                                                                          --------------

TOTAL NET ASSETS - 100.00%                                                                                 $ 23,357,978
                                                                                                          ==============

(a) Variable rate security; the coupon rate shown represents the rate at November 30, 2004.


TAX RELATED
Unrealized appreciation                                                                                       $ 303,133
Unrealized depreciation                                                                                        (139,544)
                                                                                                          --------------
Net unrealized appreciation                                                                                   $ 163,589
                                                                                                          ==============

STONERIDGE FUNDS
STONERIDGE EQUITY FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2004 - (UNAUDITED)



COMMON STOCKS - 98.17%                                                      SHARES                 VALUE
                                                                         -------------         ---------------

ACCIDENT & HEALTH INSURANCE - 1.04%
PartnerRe Ltd. (a)                                                              1,650           $     101,013
                                                                                               ---------------

AGENTS, BROKERS & Services - 1.58%
Hartford Financial Services Group, Inc. (a)                                     2,400                 153,600
                                                                                               ---------------

BIOLOGICAL PRODUCTS - 0.87%
Invitrogen Corp.                                                                  795                  48,097
Neurocrine Biosciences, Inc.                                                      800                  36,800
                                                                                               ---------------
                                                                                                       84,897
                                                                                               ---------------

BOTTLED & CANNED SOFT DRINKS & CARBONATED WATERS - 0.45%
Coca Cola Hellenic Bottling Co SA (b)                                           1,750                  44,222
                                                                                               ---------------

CABLE & OTHER PAY TELEVISION SERVICES - 1.62%
Viacom, Inc. - Class B (a)                                                      4,555                 158,058
                                                                                               ---------------

COMPUTER COMMUNICATION EQUIPMENT - 2.39%
Cisco Systems, Inc.  (a)                                                       12,425                 232,471
                                                                                               ---------------

COMPUTER STORAGE DEVICES - 3.22%
EMC Corp.                                                                      17,425                 233,843
Sandisk Corp.                                                                   3,525                  79,594
                                                                                               ---------------
                                                                                                      313,437
                                                                                               ---------------

COMPUTER & OFFICE EQUIPMENT - 2.68%
International Business Machines Corp. (a)                                       2,775                 261,516
                                                                                               ---------------

CONSTRUCTION MACHINERY & EQUIPMENT - 0.96%
Caterpillar, Inc. (a)                                                           1,025                  93,839
                                                                                               ---------------

CRUDE PETROLEUM & NATURAL GAS - 0.51%
Pioneer Natural Resources Co.  (a)                                              1,425                  50,160
                                                                                               ---------------

DIVERSIFIED - 0.92%
Honeywell International, Inc. (a)                                               2,550                  90,092
                                                                                               ---------------

DRILLING OIL & GAS WELLS - 0.52%
Patterson Energy, Inc. (a)                                                      2,525                  50,500
                                                                                               ---------------

ELECTRIC & OTHER SERVICES COMBINED - 1.76%
Exelon Corp. (a)                                                                1,700                  70,907
Nisource, Inc. (a)                                                              4,600                 100,234
                                                                                               ---------------
                                                                                                      171,141
                                                                                               ---------------

                                       3

STONERIDGE FUNDS
STONERIDGE EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
NOVEMBER 30, 2004 - (UNAUDITED)



COMMON STOCKS 98.17%- CONTINUED                                             SHARES                 VALUE
                                                                         -------------         ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT - 3.58%
General Electric Co. (a)                                                        9,875               $ 349,180
                                                                                               ---------------

ELECTRONIC INSTRUMENTS - 0.77%
Emerson Electric Co. (a)                                                        1,125                  75,173
                                                                                               ---------------

FINANCE SERVICES - 1.25%
Morgan Stanley (a)                                                              2,400                 121,800
                                                                                               ---------------

FIRE, MARINE & CASUALTY INSURANCE - 0.67%
St. Paul Travelers Companies, Inc. (a)                                          1,783                  65,044
                                                                                               ---------------

FOOD & KINDRED PRODUCTS - 2.30%
Altria Group, Inc. (a)                                                          3,900                 224,211
                                                                                               ---------------

GENERAL INDUSTRIAL MACHINERY & EQUIPMENT - 1.21%
Illinois Tool Works, Inc. (a)                                                   1,250                 117,787
                                                                                               ---------------

GRAIN MILL PROJUCTS - 0.23%
General Mills, Inc. (a)                                                           490                  22,290
                                                                                               ---------------

GUIDED MISSILES & SPACE VEHICLES & PARTS - 0.86%
Rockwell International Corp. (a)                                                1,775                  83,958
                                                                                               ---------------

HOSPITAL & MEDICAL SERVICE PLANS - 1.45%
Anthem, Inc.                                                                      830                  84,104
PacifiCare Health Systems, Inc.                                                 1,175                  56,870
                                                                                               ---------------
                                                                                                       140,974
                                                                                               ---------------

INSURANCE AGENTS BROKERS & SERVICES - 1.62%
Willis Group Holdings Ltd. (a)                                                  4,175                 158,024
                                                                                               ---------------

INVESTMENT ADVICE - 1.83%
Investor's Financial Services Corp. (a)                                         4,075                 178,648
                                                                                               ---------------

LIFE INSURANCE - 1.23%
Nationwide Financial Services, Inc. - Class A (a)                               3,200                 120,256
                                                                                               ---------------

MISCELLANEOUS FOOD PREPARATIONS & KINDRED PRODUCTS - 0.77%
McCormick & Co, Inc.  (a)                                                       2,050                  74,723
                                                                                               ---------------

MORTGAGE BANKERS & LOAN CORRESPONDENTS - 1.37%
Doral Financial Corp. (a)                                                       2,887                 133,957
                                                                                               ---------------

STONERIDGE FUNDS
STONERIDGE EQUITY FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2004 - (UNAUDITED)



COMMON STOCKS 98.17%- CONTINUED                                             SHARES                 VALUE
                                                                         -------------         ---------------

NATIONAL COMMERCIAL BANKS - 3.14%
Bank of America Corp. (a)                                                       6,608               $ 305,752
                                                                                               ---------------

NEWSPAPERS: PUBLISHING OR PUBLISHING & PRINTING - 1.02%
News Corp. Ltd. (a) (b)                                                         5,600                  99,064
                                                                                               ---------------

OPERATIVE BUILDERS - 0.55%
Centex Corp.                                                                    1,025                  53,782
                                                                                               ---------------

PAPER MILLS - 0.63%
Meadwestvaco Corp. (a)                                                          1,823                  61,344
                                                                                               ---------------

PERFUMES, COSMETICS & OTHER TOILET PREPARATIONS - 5.73%
Avon Products, Inc. (a)                                                         7,800                 292,812
Colgate-Palmolive (a)                                                           5,775                 265,592
                                                                                               ---------------
                                                                                                      558,404
                                                                                               ---------------

PERSONAL CREDIT INSTITUTIONS - 1.37%
Capital One Financial Corp. (a)                                                 1,700                 133,586
                                                                                               ---------------

PETROLEUM REFINING - 4.56%
Murphy Oil Corp. (a)                                                            1,075                  91,708
Exxon Mobil Corp. (a)                                                           6,875                 352,344
                                                                                               ---------------
                                                                                                      444,052
                                                                                               ---------------

PHARMACEUTICAL PREPARATIONS - 3.05%
Merch & Co, Inc. (a)                                                            1,750                  49,035
Pfizer, Inc. (a)                                                                6,332                 175,840
Wyeth (a)                                                                       1,800                  71,766
                                                                                               ---------------
                                                                                                      296,641
                                                                                               ---------------

PRIMARY PRODUCTION OF ALUMINUM - 1.06%
Alcan, Inc. (a)                                                                 2,025                 103,275
                                                                                               ---------------

PRIMARY SMELTING & REFINING OF NONFERROUS METALS - 0.44%
Inco Ltd.                                                                       1,150                  43,332
                                                                                               ---------------

PRINTED CIRCUIT BOARDS - 1.92%
Sanmina - SCI  Corp.                                                           11,600                 102,428
Flextronics International Ltd.                                                  5,900                  84,665
                                                                                               ---------------
                                                                                                      187,093
                                                                                               ---------------

PUBLIC BUILDING AND RELATED FURNITURE - 0.40%
Lear Corp. (a)                                                                    675                  39,150
                                                                                               ---------------

RADIO BROADCASTING STATIONS - 0.20%
Citadel Broadcasting Corp.                                                      1,250                  19,275
                                                                                               ---------------

REFUSE SYSTEMS - 0.80%
Waste Management, Inc. (a)                                                      2,600                  77,506
                                                                                               ---------------

STONERIDGE FUNDS
STONERIDGE EQUITY FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2004 - (UNAUDITED)




COMMON STOCKS 98.17%- CONTINUED                                             SHARES                 VALUE
                                                                         -------------         ---------------

RETAIL - DEPARTMENT STORES - 1.03%
J C Penney Corp, Inc. (a)                                                       2,600               $ 100,360
                                                                                               ---------------

RETAIL - FAMILY CLOTHING STORES - 0.49%
Nordstrom, Inc. (a)                                                             1,100                  48,125
                                                                                               ---------------

RETAIL - LUMBER & OTHER BUILDING MATERIALS DEALERS - 1.45%
Home Depot, Inc. (a)                                                            1,130                  47,178
Lowes Companies, Inc. (a)                                                       1,700                  94,061
                                                                                               ---------------
                                                                                                      141,239
                                                                                               ---------------

RETAIL - VARIETY STORES - 1.82%
Wal-Mart Stores, Inc.                                                           3,400                 177,004
                                                                                               ---------------

RUBBER & PLASTICS FOOTWEAR - 1.08%
Reebok International Ltd.                                                       2,710                 105,365
                                                                                               ---------------

SAVINGS INSTITUTIONS, NOT FEDERALLY CHARTERED - 1.26%
Washington Mutual, Inc. (a)                                                     3,025                 123,148
                                                                                               ---------------

SECURITY BROKERS, DEALERS & FLOTATION COMPANIES - 3.25%
Lehman Brothers Holdings, Inc. (a)                                              3,780                 316,688
                                                                                               ---------------

SEMICONDUCTORS & RELATED DEVICES - 3.25%
Microchip Technology, Inc. (a)                                                  6,550                 184,579
Micron Technology, Inc.                                                        11,900                 131,852
                                                                                               ---------------
                                                                                                      316,431
                                                                                               ---------------

SERVICES - ADVERTISING - 0.35%
Clear Channel Communications, Inc. (a)                                          1,025                  34,522
                                                                                               ---------------

SERVICES - ADVERTISING AGENCIES - 0.45%
Lamar Advertising Co. - Class A                                                 1,100                  43,384
                                                                                               ---------------

SERVICES - MOTION PICTURE & VIDEO TAPE PRODUCTION - 0.51%
Fox Entertainment Group, Inc.                                                   1,675                  49,245
                                                                                               ---------------

SERVICES - PERSONAL SERVICES - 0.54%
Cendant Corp. (a)                                                               2,325                  52,708
                                                                                               ---------------

SERVICES - PREPACKAGED SOFTWARE - 4.46%
Microsoft Corp. (a)                                                             9,700                 260,057
Veritas Software Corp.                                                          6,350                 139,065
WebMD Corp.                                                                     4,900                  35,525
                                                                                               ---------------
                                                                                                      434,647
                                                                                               ---------------

SOAP, DETERGENT, CLEANING PREPARATIONS, PERFUMES, COSMETICS - 0.77%
Procter & Gamble, Inc. (a)                                                      1,400                  74,872
                                                                                               ---------------

SPECIAL INDUSTRY MACHINERY - 0.60%
Pentair, Inc.  (a)                                                              1,450                  58,029
                                                                                               ---------------

STONERIDGE FUNDS
STONERIDGE EQUITY FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2004 - (UNAUDITED)



COMMON STOCKS 98.17% - CONTINUED                                            SHARES                 VALUE
                                                                         -------------         ---------------

STATE COMMERCIAL BANKS - 3.06%
North Fork Bancorporation, Inc. (a)                                             3,563               $ 102,600
Popular, Inc.  (a)                                                              7,390                 195,835
                                                                                               ---------------
                                                                                                      298,435
                                                                                               ---------------

SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 3.59%
Boston Scientific Corp.                                                        10,050                 349,839
                                                                                               ---------------

TELEPHONE & TELEGRAPH APPARATUS - 2.92%
Corning, Inc.                                                                  22,605                 284,371
                                                                                               ---------------

TELEPHONE COMMUNICATIONS - 2.14%
Verizon Communications, Inc. (a)                                                5,050                 208,212
                                                                                               ---------------

TELEVISION BROADCASTING STATIONS - 0.79%
Univision Communications, Inc.                                                  2,555                  76,906
                                                                                               ---------------

TRUCKING - 0.68%
Hunt (JB) Transport Services, Inc. (a)                                          1,650                  66,330
                                                                                               ---------------

WHOLESALE - DRUGS, PROPRIETARIES & DRUGGISTS' SUNDRIES - 1.15%
AmerisourceBergen Corp. (a)                                                     1,900                 111,986
                                                                                               ---------------

TOTAL COMMON STOCKS (COST $8,671,027)                                                               9,565,073
                                                                                               ---------------

MONEY MARKET SECURITIES - 1.41%
Huntington Money Market Fund - Investment Shares, 0.40% (c)                   137,464                 137,464
                                                                                               ---------------

TOTAL MONEY MARKET SECURITIES (COST $137,464)                                                         137,464
                                                                                               ---------------

TOTAL INVESTMENTS (COST $8,808,491)  - 99.58%                                                   $   9,702,537
                                                                                               ---------------

OTHER ASSETS LESS LIABILITIES - 0.42%                                                                  40,976
                                                                                               ---------------

TOTAL NET ASSETS - 100.00%                                                                      $   9,743,513
                                                                                               ===============


(a) Non-income producing.
(b) American Depositary Receipt
(c) Variable rate security; the coupon rate shown represents the rate at November 30, 2004.


TAX RELATED
Unrealized appreciation                                                                           $ 1,149,919
Unrealized depreciation                                                                              (255,873)
                                                                                               ---------------
Net unrealized appreciation                                                                         $ 894,046
                                                                                               ===============

STONERIDGE FUNDS
STONERIDGE SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2004 - (UNAUDITED)


COMMON STOCKS - 98.55%                                                        SHARES                     VALUE
                                                                           -------------            -----------------

AIR CONDITIONING, HEATING, COOLING
&  REFRIGERATION EQUIPMENT - 1.58%
Engineered Support Systems, Inc. (a)                                              8,950                $     492,250
                                                                                                    -----------------


ARRANGEMENT OF TRANSPORTATION OF FREIGHT & CARGO - 1.87%
EGL, Inc.                                                                         7,500                      253,050
Pacer International, Inc.                                                        16,800                      328,608
                                                                                                    -----------------
                                                                                                             581,658
                                                                                                    -----------------

BALL & ROLLER BEARINGS - 0.51%
NN, Inc. (a)                                                                     12,450                      158,613
                                                                                                    -----------------

BIOLOGICAL PRODUCTS - 4.07%
Ariad Pharmaceutical, Inc.                                                       23,840                      137,557
Martek Biosciences Corp.                                                          7,050                      274,033
NeoPharm, Inc.                                                                   53,446                      622,646
Neurocrine Biosciences, Inc.                                                      3,600                      165,600
Vical, Inc.                                                                      15,450                       66,435
                                                                                                    -----------------
                                                                                                           1,266,271
                                                                                                    -----------------

COMPUTER PERIPHERAL EQUIPMENT - 4.35%
Avocent Corp.                                                                    21,000                      796,530
Metrologic Instruments, Inc.                                                      9,600                      196,128
RSA Security, Inc.                                                               17,050                      360,607
                                                                                                    -----------------
                                                                                                            1,353,265
                                                                                                    -----------------

COMPUTER SERVICES & SOFTWARE - 1.03%
Western Digital Corp.                                                            32,750                      319,968
                                                                                                    -----------------

COMPUTER STORAGE DEVICES - 0.92%
Maxtor Corp.                                                                     74,850                      285,927
                                                                                                    -----------------

COMMUNICATIONS EQUIPMENT - 1.16%
Applied Signal Technology, Inc. (a)                                               9,500                      360,620
                                                                                                    -----------------

CRUDE PETROLEUM & NATURAL GAS - 0.22%
Exploration Co Of Delaware, Inc.                                                 10,905                       66,520
                                                                                                    -----------------

DRILLING OIL & GAS WELLS - 0.70%
Smedvig asa - ADR  (c)                                                           17,845                      216,103
                                                                                                    -----------------

ELECTRICAL INDUSTRIAL APPARATUS - 0.63%
GrafTech International Ltd.                                                      20,600                      196,524
                                                                                                    -----------------

ELECTRONIC COMPONENTS & ACCESSORIES - 1.49%
Silicon Image, Inc.                                                              27,500                      462,000
                                                                                                    -----------------

ELECTRONIC COMPUTERS - 0.99%
Omnicell, Inc.                                                                   28,650                      307,988
                                                                                                    -----------------

STONERIDGE FUNDS
STONERIDGE SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
NOVEMBER 30, 2004 - (UNAUDITED)



COMMON STOCKS 98.55% - CONTINUED                                              SHARES                     VALUE
                                                                           -------------            -----------------

ENGINES & TURBINES - 1.24%
Briggs & Stratton (a)                                                             9,800                    $ 384,356
                                                                                                    -----------------

FIRE, MARINE & CASUALTY INSURANCE - 0.89%
Direct General Corp (a)                                                           5,050                      143,925
Tower Group, Inc.                                                                11,595                      134,038
                                                                                                    -----------------
                                                                                                             277,963
                                                                                                    -----------------

FOOTWARE - 0.52%
Cole Kenneth Productions, Inc. (a)                                                5,450                      160,884
                                                                                                    -----------------

IN VITRO & IN VIVO DIAGNOSTIC SUBSTANCES - 1.63%
Abaxis, Inc.                                                                     13,010                      163,145
Human Genome Sciences, Inc.                                                      20,300                      223,300
Nuvelo, Inc.                                                                     12,300                      119,925
                                                                                                    -----------------
                                                                                                             506,370
                                                                                                    -----------------

INSURANCE AGENTS BROKERS & SERVICES - 0.84%
Hub International LTD (a)                                                        11,750                      202,218
USI Holdings Corp.                                                                5,305                       60,901
                                                                                                    -----------------
                                                                                                             263,119
                                                                                                    -----------------

INVESTMENT ADVICE - 2.58%
Affiliated Managers Group                                                        12,650                      801,757
                                                                                                    -----------------

LABORATORY ANALYTICAL INSTRUMENTS - 1.10%
TriPath Imaging, Inc.                                                            47,610                      341,840
                                                                                                    -----------------

LABORATORY APPARATUS & FURNITURE - 0.58%
ThermoGenesis Corp.                                                              29,815                      180,977
                                                                                                    -----------------

LUMBER & WOOD PRODUCTS - 0.85%
Trex Company, Inc.                                                                5,635                      264,563
                                                                                                    -----------------

MEASURING & CONTROLLING DEVICES - 0.66%
Trimble Navigation Ltd.                                                           6,515                      205,679
                                                                                                    -----------------

MEN'S & BOYS' FURNISHINGS, WORK CLOTHING, & ALLIED GARMENTS - 0.38%
Ellis (Perry) International, Inc.                                                 6,190                      118,167
                                                                                                    -----------------

MISCELLANEOUS PRIMARY METAL PRODUCTS - 0.25%
Nanophase Technologies Corp.                                                     12,300                       75,891
                                                                                                    -----------------

MOTOR VEHICLE PARTS & ACCESSORIES - 1.21%
CLARCOR, Inc. (a)                                                                 7,150                      375,518
                                                                                                    -----------------

NATIONAL COMMERCIAL BANKS - 2.40%
Cardinal Financial Corp.                                                          9,465                       94,839
Nara Bancorp, Inc. (a)                                                           27,700                      575,052
Texas United Bancshares (a)                                                       4,075                       76,406
                                                                                                    -----------------
                                                                                                             746,297
                                                                                                    -----------------

STONERIDGE FUNDS
STONERIDGE SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
NOVEMBER 30, 2004 - (UNAUDITED)



COMMON STOCKS 98.55% - CONTINUED                                              SHARES                     VALUE
                                                                           -------------            -----------------

OIL & GAS FIELD MACHINERY & EQUIPMENT - 2.30%
Gulfmark Offshore, Inc.                                                           7,750                    $ 161,278
National-Oilwell, Inc.                                                           11,177                      404,607
Tesco Corp.                                                                      14,805                      151,159
                                                                                                    -----------------
                                                                                                             717,044
                                                                                                    -----------------

OPERATIVE BUILDERS - 0.30%
WCI Communities, Inc.                                                             3,675                       94,154
                                                                                                    -----------------

PERFUMES, COSMETICS & OTHER TOILET PREPARATIONS - 0.69%
Elizabeth Arden, Inc.                                                             9,475                      216,030
                                                                                                    -----------------

PHARMACEUTICAL PREPARATIONS - 7.97%
Andrx Corp.                                                                      16,745                      298,061
Angiotech Pharmaceuticals, Inc.                                                  15,800                      289,772
Barrier Therapeutics, Inc.                                                       10,450                      174,306
Bioenvision, Inc.                                                                25,770                      265,431
Durect Corp.                                                                    117,810                      263,894
Hollis Eden Pharmaceuticals Inc.                                                 18,870                      191,342
MGI Pharma, Inc.                                                                 11,550                      311,734
Nektar Therapeutics                                                              14,358                      268,279
Supergen, Inc.                                                                   17,050                      123,101
Telik, Inc.                                                                      15,350                      293,338
                                                                                                    -----------------
                                                                                                           2,479,258
                                                                                                    -----------------

PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 2.13%
Avid Technology, Inc.                                                            11,600                      662,012
                                                                                                    -----------------

PRINTED CIRCUIT BOARDS - 0.47%
TTM Technologies, Inc.                                                           14,150                      146,877
                                                                                                    -----------------

PUBLIC BLDG & RELATED FURNITURE - 1.08%
BE Aerospace, Inc.                                                               31,615                      335,024
                                                                                                    -----------------

PULP MILLS - 1.06%
Pope & Talbot, Inc. (a)                                                          19,650                      330,120
                                                                                                    -----------------

RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 2.60%
Arris Group, Inc.                                                                49,900                      283,931
SafeNet, Inc.                                                                    14,725                      525,093
                                                                                                    -----------------
                                                                                                             809,024
                                                                                                    -----------------

REAL ESTATE - 0.82%
CB Richard Ellis Group, Inc.                                                      9,450                      256,001
                                                                                                    -----------------

RETAIL - APPAREL & ACCESSORY STORES - 1.80%
Jos A Bank Clothiers, Inc.                                                       17,846                      469,350
Claire's Stores, Inc. (a)                                                         4,550                       92,593
                                                                                                    -----------------
                                                                                                             561,943

STONERIDGE FUNDS
STONERIDGE SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
NOVEMBER 30, 2004 - (UNAUDITED)



COMMON STOCKS 98.55% - CONTINUED                                              SHARES                     VALUE
                                                                           -------------            -----------------

RETAIL - AUTO DEALERS & GASOLINE STATIONS - 0.60%
West Marine Inc.                                                                  8,150                    $ 188,265
                                                                                                    -----------------

RETAIL - FAMILY CLOTHING STORES - 0.41%
Casual Male Retail Group, Inc.                                                   29,700                      128,304
                                                                                                    -----------------

RETAIL - MISCELLANEOUS RETAIL - 0.48%
First Cash Financial Services, Inc.                                               5,775                      150,381
                                                                                                    -----------------

RETAIL - MISCELLANEOUS SHOPPING GOODS STORES - 0.48%
The Sports Authority, Inc.                                                        5,250                      149,678
                                                                                                    -----------------

RETAIL - RESTAURANTS - 0.93%
P. F. Changs China Bistro, Inc.                                                   5,150                      289,636
                                                                                                    -----------------

RETAIL - WOMEN'S CLOTHING STORES - 0.50%
Cache, Inc.                                                                       9,475                      156,432
                                                                                                    -----------------

SAVINGS INSTITUTION, FEDERALLY CHARTERED - 0.72%
BankAtlantic Bancorp - Class A (a)                                               11,800                      224,200
                                                                                                    -----------------

SECONDARY SMELTING & REFINING OF NONFERROUS METALS - 0.26%
IMCO Recycling, Inc.                                                              5,025                       81,204
                                                                                                    -----------------

SEMICONDUCTORS & RELATED DEVICES - 5.29%
FormFactor, Inc.                                                                 22,105                      532,952
O2Micro International Limited                                                    39,600                      479,160
Sirf Technology Holdings, Inc.                                                   25,550                      323,718
Trident Microsystems, Inc.                                                       19,950                      311,220
                                                                                                    -----------------
                                                                                                           1,647,050
                                                                                                    -----------------

SERVICES - ALLIED TO MOTION PICTURE PRODUCTION - 0.49%
Image Entertainment, Inc.                                                        25,010                      151,811
                                                                                                    -----------------

SERVICES - AUTO RENTAL & LEASING - 0.98%
Ryder System, Inc.                                                                5,700                      305,748
                                                                                                    -----------------

SERVICES - BUSINESS SERVICES - 1.32%
aQuantive, Inc.                                                                  28,200                      245,058
Eresearchtechnology, Inc.                                                        11,350                      167,299
                                                                                                    -----------------
                                                                                                             412,357
                                                                                                    -----------------

SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL RESEARCH - 2.08%
Diversa Corp.                                                                    76,515                      648,082
                                                                                                    -----------------

SERVICES-COMPUTER INTEGRATED SYSTEMS DESIGN - 1.02%
Merge Technologies, Inc.                                                          9,330                      179,789
Tyler Technologies, Inc.                                                         17,500                      137,200
                                                                                                    -----------------
                                                                                                             316,989
                                                                                                    -----------------

STONERIDGE FUNDS
STONERIDGE SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
NOVEMBER 30, 2004 - (UNAUDITED)



COMMON STOCKS 98.55% - CONTINUED                                              SHARES                     VALUE
                                                                           -------------            -----------------

SERVICES - COMPUTER PROCESSING & DATA PREPARATION - 1.54%
Per-Se Technologies, Inc.                                                        23,125                    $ 318,894
Intersections, Inc.                                                               8,800                      158,400
                                                                                                    -----------------
                                                                                                             477,294
                                                                                                    -----------------

SERVICES - COMPUTER PROGRAMMING SERVICES - 2.92%
Synaptics, Inc.                                                                  11,257                      432,269
Wind River Systems, Inc.                                                         39,450                      477,345
                                                                                                    -----------------
                                                                                                             909,614
                                                                                                    -----------------

SERVICES - EQUIPMENT RENTAL & LEASING - 1.41%
United Rentals, Inc.                                                             24,500                      437,815
                                                                                                    -----------------

SERVICES - HELP SUPPLY SERVICES - 0.70%
Labor Ready, Inc.                                                                13,760                      218,509
                                                                                                    -----------------

SERVICES - MANAGEMENT & CONSULTING SERVICES - 2.65%
Navigant Consulting, Inc.                                                        20,550                      479,843
Resources Connection, Inc.                                                        7,600                      344,736
                                                                                                    -----------------
                                                                                                             824,579
                                                                                                    -----------------

SERVICES - MANAGEMENT SERVICES - 0.34%
Gevity HR, Inc. (a)                                                               5,940                      105,197
                                                                                                    -----------------

SERVICES - MEDICAL LABORATORIES - 0.23%
Array Biopharma, Inc.                                                             8,685                       72,607
                                                                                                    -----------------

SERVICES - MISCELLANEOUS AMUSEMENT & RECREATION - 0.88%
Kerzner International  (c)                                                        3,700                      210,789
Nevada Gold & Casinos, Inc.                                                       5,830                       64,013
                                                                                                    -----------------
                                                                                                             274,802
                                                                                                    -----------------

SERVICES - MOTION PICTURE & VIDEO TAPE PRODUCTION - 0.54%
Lions Gate Entertainment Corp.                                                   15,615                      167,861
                                                                                                    -----------------

SERVICES - NURSING & PERSONAL CARE FACILITIES - 0.16%
Kindred Healthcare, Inc.                                                          1,845                       50,369
                                                                                                    -----------------

SERVICES - PREPACKAGED SOFTWARE - 5.04%
Captiva Software Corp.                                                           14,800                      144,744
Epicor Software Corp.                                                            27,955                      440,850
Hyperion Solutions Corp.                                                         13,650                      611,657
Mapinfo Corp.                                                                    11,450                      136,827
Transaction Systems Architects, Inc.                                             11,400                      233,928
                                                                                                    -----------------
                                                                                                           1,568,006
                                                                                                    -----------------

STONERIDGE FUNDS
STONERIDGE SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
NOVEMBER 30, 2004 - (UNAUDITED)



COMMON STOCKS 98.55% - CONTINUED                                              SHARES                     VALUE
                                                                           -------------            -----------------

STATE COMMERCIAL BANKS - 2.50%
Bank of the Ozarks, Inc. (a)                                                      2,650                     $ 94,473
Mercantile Bank Corp. (a)                                                         5,670                      231,336
Placer Sierra Bancshares                                                          3,225                       75,272
UCBH Holdings, Inc. (a)                                                           3,900                      176,826
Wintrust Financial Corp.                                                          3,350                      200,464
                                                                                                    -----------------
                                                                                                             778,371
                                                                                                    -----------------

STEEL PIPE & TUBES - 0.74%
Maverick Tube Corp.                                                               7,285                      230,935
                                                                                                    -----------------

SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 0.24%
Vasogen, Inc.                                                                    15,760                       75,490
                                                                                                    -----------------

TELEPHONE & TELEGRAPH APPARATUS - 1.78%
Netgear, Inc.                                                                    33,805                      554,402
                                                                                                    -----------------

TELEVISION BROADCASTING STATIONS - 2.46%
Gray Television, Inc.  (a)                                                       14,450                      216,750
SBS Broadcasting S.A.                                                             1,765                       60,769
Sinclair Broadcast Group, Inc. (a)                                               33,800                      243,698
TV Azteca, S.A. de C.V. (a) (c)                                                  15,900                      172,197
UnitedGlobalCom, Inc.                                                             8,755                       72,929
                                                                                                    -----------------
                                                                                                             766,343
                                                                                                    -----------------

TRANSPORTATION SERVICES - 0.29%
ebookers Plc. (c)                                                                 7,700                       90,398
                                                                                                    -----------------

TRUCK TRAILERS - 0.76%
Wabash National Corp.                                                             9,555                      237,633
                                                                                                    -----------------

WHOLESALE - DRUGS, PROPRIETARIES & DRUGGISTS' SUNDRIES - 1.94%
Allscripts Healthcare Solutions, Inc.                                            30,497                      300,395
NU Skin Enterprise, Inc. (a)                                                     13,565                      304,941
                                                                                                    -----------------
                                                                                                             605,336
                                                                                                    -----------------

TOTAL COMMON STOCKS (COST $26,724,295)                                                                    30,674,273
                                                                                                    -----------------

MONEY MARKET SECURITIES - 2.16%
Huntington Money Market Fund - Investment Shares, 0.40% (d)                     673,271                      673,271
                                                                                                    -----------------

TOTAL MONEY MARKET SECURITIES (COST $673,271)                                                                673,271
                                                                                                    -----------------

TOTAL INVESTMENTS (COST $27,397,566) - 100.72%                                                        $   31,347,544
                                                                                                    -----------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.72)%                                                             (223,448)
                                                                                                    -----------------

TOTAL NET ASSETS - 100.00%                                                                            $   31,124,096
                                                                                                    =================


(a) Non-income producing.
(b) New York Registry.
(c) American Depositary Receipt.
(d) Variable Rate Security; the coupon rate shown represents the rate at November 30, 2004.



TAX RELATED
Unrealized appreciation                                                                                  $ 5,193,006
Unrealized depreciation                                                                                   (1,243,028)
                                                                                                    -----------------
Net unrealized appreciation                                                                              $ 3,949,978
                                                                                                    =================

                                       14

RELATED NOTES TO THE SCHEDULE OF INVESTMENTS

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Security Transactions and Related Income- The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of December 22, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By
*_______/s/ Anthony J. Ghoston_____________________
                Anthony J. Ghoston, President

Date___January 28, 2005_____________________________
                -

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*____/s/ Anthony J. Ghoston_____________________________
             Anthony J. Ghoston, President

Date__January 28, 2005____________________________________

By
*_____/s/ Thomas G. Napurano ____________________________
         Thomas G. Napurano, Chief Financial Officer and Treasurer

Date_ January 31, 2005_________________________________________________